Summary of Significant Accounting Policies - Summary of Classification and Measurement of Financial Instruments (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Loans and receivables
Cash | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Short-term deposits | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Loans and receivables
Short-term deposits | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Restricted cash | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Loans and receivables
Restricted cash | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Accounts receivable and other receivables | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Loans and receivables
Accounts receivable and other receivables | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Accounts payable and accrued liabilities, excluding accrued compensation, consumption taxes payable and provisions | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Amortized cost
Accounts payable and accrued liabilities, excluding accrued compensation, consumption taxes payable and provisions | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Line of Credit | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Amortized cost
Line of Credit | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost
Long-term Debt | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39		Amortized cost
Long-term Debt | IFRS 9
Disclosure Of Financial Instruments [Line Items]
Financial instruments accounted as under IAS 39	Amortized cost